Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Summary of Inventory

Inventory consisted of the following as of September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Raw materials and supplies	$14,242	$18,920
Work in process	37	165
Finished equipment and replacement parts	11,302	12,105

	25,581	31,190
Less: Reserves for excess and obsolete	(458)	(294)

	$25,123	$30,896

Inventory consisted of the following:

	December 31,
	2016	2015
Raw materials and supplies	$18,920	$18,462
Work in process	165	89
Finished equipment and replacement parts	12,105	10,580

	31,190	29,131
Less: Reserves for excess and obsolete	(294)	(103)

	$30,896	$29,028